Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosure [Abstract]:
Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]

	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward contracts—asset position	165	-	165	-
Interest rate swaps—liability position	(180,811)	-	(180,811)	-
Total	(180,646)	-	(180,646)	-

Fair value liabilities of the current reporting period measured on recurring basis [Table Text Block]

	December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward contracts—asset position	-	-	-	-
Interest rate swaps—liability position	(103,212)	-	(103,212)	-
Total	(103,212)	-	(103,212)	-